Derivatives and Hedging - Schedule of Fair Values of Qualifying and Non-Qualifying Instruments Used in Hedging Transactions (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Derivatives Designated as Hedging Instruments | Foreign Currency Exchange (Cash Flow) | Other Current Assets
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Fair value of derivatives assets	$ 133	$ 15
Derivatives Designated as Hedging Instruments | Cross Currency Swap (Net Investment) | Other Current Assets
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Fair value of derivatives assets	2,580
Derivatives Designated as Hedging Instruments | Cross Currency Swap (Net Investment) | Other Assets (Long-Term)
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Fair value of derivatives assets	1,986
Derivatives Designated as Hedging Instruments | Cross Currency Swap (Net Investment) | Other Long-Term Liabilities
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Fair value of derivatives liabilities	5,293
Derivatives Designated as Hedging Instruments | Interest Rate Swap (Fair Value) | Other Accrued Liabilities
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Fair value of derivatives liabilities	441
Derivatives Designated as Hedging Instruments | Interest Rate Swap (Fair Value) | Other Long-Term Liabilities
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Fair value of derivatives liabilities	2,634
Derivatives Not Designated as Hedging Instruments | Foreign Currency Exchange (Cash Flow) | Other Current Assets
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Fair value of derivatives assets	7	$ 24
Derivatives Not Designated as Hedging Instruments | Foreign Currency Exchange (Cash Flow) | Other Accrued Liabilities
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Fair value of derivatives liabilities	$ 2,985